Employee Benefits - Roll forward, Remeasurements of Employee Benefit Plans (Details) - Net benefit cost recognized in consolidated statements of accumulated other comprehensive income - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	$ 2,099	$ 1,624	$ 475
Actuarial (gains) arising from exchange rates	11	(6)	(30)
Remeasurements during the year, net of tax	744	312	100
Actuarial losses and (gains) arising from changes in financial assumptions	(776)	139	1,071
Actuarial losses and (gains) arising from changes in demographic assumptions		27
Effect on settlement		3	8
Amount accumulated in other comprehensive income as of the end of the period, net of tax	$ 2,078	$ 2,099	$ 1,624